Putnam Equity Income Fund	Apr. 18, 2017
Risk/Return:
Supplement Text
Prospectus Supplement	March 30, 2017
  Putnam Equity Income Fund Prospectuses dated March 30, 2017   Class T shares of the fund are not currently available for purchase.
PUTNAM INVESTMENTS	3/17